Employee Stock Based Incentives (Details) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2008 Shares held in RSU Trust Share Exchange Transaction [Member] Bear Stearns [Member]	Dec. 31, 2008 Shares held in RSU Trust Share Exchange Transaction [Member] Bear Stearns [Member]	May 30, 2008 Shares held in RSU Trust Share Exchange Transaction [Member] Bear Stearns [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2010 Stock Appreciation Rights [Member]	Jan. 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member] Employee Stock Awards [Member]	May 30, 2008 Share Exchange Transaction [Member] Bear Stearns [Member] Employee Stock Awards [Member]	Dec. 31, 2008 Share Exchange Transaction [Member] Bear Stearns [Member]	Dec. 31, 2010 Bear Stearns [Member]	May 31, 2008 Bear Stearns [Member]	Jan. 31, 2008 Chief Executive Officer [Member]	Dec. 31, 2010 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2008 Chief Executive Officer [Member]
RSU activity
RSU activity, Number of shares, Outstanding, January 1							221,265,000
RSU activity, Number of shares, Granted							80,142,000
RSU activity, Number of shares, Vested							(59,137,000)
RSU activity, Number of shares, Forfeited							(8,149,000)
RSU activity, Number of shares, Outstanding, December 31							234,121,000
RSU activity, Weighted-average grant date fair value, Outstanding, January 1							$ 29.32
RSU activity, Weighted-average grant date fair value, Granted							$ 42.92
RSU activity, Weighted-average grant date fair value, Vested							$ 43.05
RSU activity, Weighted-average grant date fair value, Forfeited							$ 31.15
RSU activity, Weighted-average grant date fair value, Outstanding, December 31							$ 30.45
Employee stock option and SARs activity
Employee stock option and SARs activity, Number of options/SARs, Outstanding, January 1	266,568,000
Employee stock option and SARs activity, Number of options/SARs, Granted	20,949,000
Employee stock option and SARs activity, Number of options/SARs, Exercised	(12,870,000)
Employee stock option and SARs activity, Number of options/SARs, Forfeited	(3,076,000)
Employee stock option and SARs activity, Number of options/SARs, Canceled							(37,044,000)
Employee stock option and SARs activity, Number of options/SARs, Outstanding, December 31	234,527,000	266,568,000
Employee stock option and SARs activity, Number of options/SARs, Exercisable, December 31	181,183,000
Employee stock option and SARs activity, Weighted-average exercise price, Outstanding, January 1	$ 45.83
Employee stock option and SARs activity, Weighted-average exercise price, Granted	$ 42.96	$ 8.24	$ 10.36
Employee stock option and SARs activity, Weighted-average exercise price, Exercised	$ 30.69
Employee stock option and SARs activity, Weighted-average exercise price, Forfeited	$ 34.82
Employee stock option and SARs activity, Weighted-average exercise price, Canceled	$ 65.95
Employee stock option and SARs activity, Weighted-average exercise price, Outstanding, December 31	$ 43.33	$ 45.83
Employee stock option and SARs activity, Weighted-average exercise price, Exercisable, December 31	$ 45.52
Employee stock option and SARs activity, Weighted-average remaining contractual life (in years), Outstanding, December 31	3.4
Employee stock option and SARs activity, Weighted-average remaining contractual life (in years), Exercisable, December 31	2.1
Employee stock option and SARs activity, Aggregate intrinsic value, Outstanding, December 31	$ 1,191,151,000
Employee stock option and SARs activity, Aggregate intrinsic value, Exercisable, December 31	788,217,000
Employee Stock-Based Incentives (Numeric) [Abstract]
Shares of common stock available for issuance	113,000,000
SARs awarded to Chairman and Chief Executive Officer														2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award															In January 2008, the Firm awarded to its Chairman and Chief Executive Officer up to 2 million SARs. The terms of this award are distinct from, and more restrictive than, other equity grants regularly awarded by the Firm. The SARs, which have a 10-year term, will become exercisable no earlier than January 22, 2013, and have an exercise price of $39.83. The number of SARs that will become exercisable (ranging from none to the full 2 million) and their exercise date or dates may be determined by the Board of Directors based on an annual assessment of the performance of both the CEO and JPMorgan Chase. The Firm recognizes this award ratably over an assumed five-year service period, subject to a requirement to recognize changes in the fair value of the award through the grant date.
Compensation expense recognized for award to Chairman and Chief Executive Officer	3,251,000,000	3,355,000,000	2,637,000,000												4,000,000	9,000,000	1,000,000
Exchange ratio						0.21753				0.21753			0.21753
Shares held in RSU Trust												1,000,000
Total fair value of shares that vested	2,300,000,000	1,300,000,000	1,600,000,000
Weighted average grant date per share fair value of stock options and SARs granted	$ 42.96	$ 8.24	$ 10.36
Total intrinsic value of options exercised	154,000,000	154,000,000	391,000,000
Compensation cost related to unvested awards not charged to net income	1,500,000,000
Weighted average period for cost expected to be amortized into compensation expense	0.9
Income tax benefits related to stock-based incentive arrangements recognized in the Firm's Consolidated Statements of Income	1,300,000,000	1,300,000,000	1,100,000,000
Share-based Compensation							RSUs are generally granted annually and generally vest at a rate of 50% after two years and 50% after three years and convert into shares of common stock at the vesting date	The 2010, 2009 and 2008 grants of SARs to key employees vest ratably over 5 years (i.e., 20% per year)
Share-based Compensation Arrangement by Share-based Payment Award, Award Expiration								These awards generally expire 10 years after the grant date.
Share-based Compensation Arrangement Per Employee														2
Business Acquisition, Number of Shares Acquired				27,000,000					46,000,000		95,000,000
Shares exchanged in the merger of Bear Stearns					6,000,000
Noncash compensation expense related to employee stock-based incentive plans
Cost of prior grants of restricted stock units ("RSUs") and stock appreciation rights ("SARs") that are amortized over their applicable vesting periods	2,479,000,000	2,510,000,000	2,228,000,000
Accrual of estimated costs of RSUs and SARs to be granted in future periods to full-career eligible employees	772,000,000	845,000,000	409,000,000
Total noncash compensation expense related to employee stock-based incentive plans	3,251,000,000	3,355,000,000	2,637,000,000												4,000,000	9,000,000	1,000,000
Cash received from the exercise of stock options under all stock-based incentive arrangements, and the actual income tax benefit realized related to tax deductions from the exercise of the stock options
Cash received from options exercised	205,000,000	437,000,000	1,026,000,000
Tax benefit realized	$ 14,000,000	$ 11,000,000	$ 72,000,000
Assumptions used to value employee stock options and Stock Appreciation Rights (SARs)
Risk-free interest rate	3.89%	2.33%	3.90%
Expected dividend yield	3.13%	3.40%	3.57%
Expected common stock price volatility	37.00%	56.00%	34.00%
Expected life (in years)	6.4	6.6	6.8